Cover Page	3 Months Ended
Mar. 31, 2022
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 2
Entity Registrant Name	FAST RADIUS, INC.
Entity Central Index Key	0001832351
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Small Business	true